INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year ended December 31,
	2020	2019	2018
Total current tax expense	839	786	928
Total deferred tax expense (benefit)	827	(327)	(1,277)
Total income tax expense (benefit)	1,666	459	(349)

Effective Income Tax Rate Reconciliation	The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year ended December 31,
	2020	2019	2018
Net (loss) income (including non-controlling interests)	(578)	(2,391)	5,330
Income tax expense (benefit)	1,666	459	(349)
Income (loss) before tax	1,088	(1,932)	4,981
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries[1]	136	(468)	1,043
Permanent items	714	(993)	(421)
Rate changes	—	340	—
Net change in measurement of deferred tax assets	454	1,201	(1,301)
Tax effects of foreign currency translation	41	14	(47)
Tax credits	(13)	(9)	(17)
Other taxes	267	160	151
Others	67	214	243
Income tax expense (benefit)	1,666	459	(349)
1.Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2020	2019	2018
Taxable reversals of (tax deductible) write-downs on shares and receivables	630	(922)	(498)
Juros sobre o Capital Próprio	(37)	(32)	(73)
Non taxable gain on bargain purchase	—	—	(60)
Taxable income (tax loss) of AMTFS	—	(8)	47
Other permanent items	121	(31)	163
Total permanent items	714	(993)	(421)

Schedule of Other Tax Items

Others	Year ended December 31,
	2020	2019	2018
Tax contingencies/settlements	87	225	183
Prior period taxes	(15)	(20)	21
Others	(5)	9	39
Total	67	214	243

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2020	2019	2018
Recognized in other comprehensive income on:

Deferred tax expense (benefit)
Unrealized gain (loss) on investments in equity instruments at FVOCI	56	—	—
(Loss) gain on derivative financial instruments	(28)	(244)	380
Recognized actuarial (loss) gain	(69)	32	(228)
Foreign currency translation adjustments	(335)	(35)	(106)
	(376)	(247)	46
Recognized directly in equity on:
Current tax expense (benefit)
Realized gain (loss) on investments in equity instruments at FVOCI	4	—	—
Deferred tax expense (benefit)
Realized gain (loss) on investments in equity instruments at FVOCI	9	—	—
	13	—	—

Total	(363)	(247)	46

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
Intangible assets	15	22	(538)	(720)	(523)	(698)
Property, plant and equipment	73	177	(4,064)	(4,445)	(3,991)	(4,268)
Inventories	277	261	(77)	(209)	200	52
Financial instruments	13	47	(124)	(98)	(111)	(51)
Other assets	162	157	(306)	(408)	(144)	(251)
Provisions	1,240	1,350	(276)	(243)	964	1,107
Other liabilities	458	469	(120)	(70)	338	399
Tax losses and other tax benefits carried forward	9,168	9,984	—	—	9,168	9,984
Tax credits carried forward	133	76	—	—	133	76
Untaxed reserves	—	—	—	(1)	—	(1)
Deferred tax assets / (liabilities)	11,539	12,543	(5,505)	(6,194)	6,034	6,349
Deferred tax assets					7,866	8,680
Deferred tax liabilities					(1,832)	(2,331)

The deferred tax assets recognized by the Company as of December 31, 2020 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	114,266	28,554	9,168	19,386
Tax credits carried forward	745	745	133	612
Other temporary differences	12,029	3,072	2,238	834
Total		32,371	11,539	20,832
The deferred tax assets recognized by the Company as of December 31, 2019 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	105,937	26,504	9,984	16,520
Tax credits carried forward	693	693	76	617
Other temporary differences	15,793	3,799	2,483	1,316
Total		30,996	12,543	18,453
This includes net operating losses and other tax benefits of 8.6 billion primarily related to subsidiaries in Basque Country in Spain, Liberia, Luxembourg, Mexico and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2021	44	906	950
2022	82	132	214
2023	6	468	474
2024	10	211	221
2025	49	100	149
2025 - 2039	706	5,848	6,554
Total	897	7,665	8,562
Such amount includes tax credits of 658 (of which 89 recognized and 569 unrecognized) and primarily attributable to subsidiaries in Basque country in Spain which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2021	—	1	1
2022	—	1	1
2023	—	2	2
2024	—	1	1
2025	—	1	1
2025 - 2039	89	563	652
Total	89	569	658